Fair value measurement - Summary of Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Financial liabilities	€ 1,506,609	€ 1,470,039
Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	844,814	876,224
Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	661,795	593,815
FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	146,338	158,568
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	15,138	897
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	1,345,133	1,310,574
Derivative financial instruments
Disclosure of financial liabilities [line items]
Financial liabilities	15,138	897
Derivative financial instruments | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Derivative financial instruments | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	15,138	897
Derivative financial instruments | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Derivative financial instruments | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Derivative financial instruments | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	15,138	897
Derivative financial instruments | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	196,401	113,285
Non-current borrowings | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	196,401	113,285
Non-current borrowings | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	196,401	113,285
Current borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	177,166	289,337
Current borrowings | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Current borrowings | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	177,166	289,337
Current borrowings | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Current borrowings | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Current borrowings | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Current borrowings | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	177,166	289,337
Other non-current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	146,448	136,556
Other non-current financial liabilities | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other non-current financial liabilities | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	146,338	136,466
Other non-current financial liabilities | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	110	90
Other non-current financial liabilities | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	146,338	136,466
Other non-current financial liabilities | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other non-current financial liabilities | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	110	90
Other current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities		22,102
Other current financial liabilities | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities
Other current financial liabilities | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities		22,102
Other current financial liabilities | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities		0
Other current financial liabilities | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities		22,102
Other current financial liabilities | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities		0
Other current financial liabilities | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities		0
Trade payables and customer advances
Disclosure of financial liabilities [line items]
Financial liabilities	309,771	314,137
Trade payables and customer advances | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	309,771	314,137
Trade payables and customer advances | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	309,771	314,137
Lease liabilities – Current / Non-current
Disclosure of financial liabilities [line items]
Financial liabilities	661,685	593,725
Lease liabilities – Current / Non-current | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities – Current / Non-current | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities – Current / Non-current | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	661,685	593,725
Lease liabilities – Current / Non-current | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities – Current / Non-current | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities – Current / Non-current | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	€ 661,685	€ 593,725